Contract liabilities	12 Months Ended
Jun. 30, 2026
Contract liabilities [abstract]
Contract liabilities

31. Contract liabilities

	2026 USD	2025 USD
Annual maintenance contracts — current contract year	4,617,187	–
Annual maintenance contracts — following contract year	3,359,135	–
Annual maintenance contracts — earlier contract years	749,244	–
Advances received from customers — VIS India	66,825	–
Contract liabilities of the VIS international sub-group	1,270,224	–
Other deferred revenue	–	588,000
	10,062,615	588,000

Contract liabilities represent consideration received or receivable from customers in advance of the satisfaction of the related performance obligation. Substantially all of the balance arises on annual maintenance and warranty support contracts sold by the VIS businesses, under which the customer pays for a full contract year in advance and the Group provides support over that year. Revenue is recognised evenly over the contract term as the customer simultaneously receives and consumes the benefit. The matching cost of back-to-back vendor cover is carried within prepayments at Note 17 and released on the same basis.

The balance increased from USD 588,000 at 30 June 2025 to USD 10,062,615 at 30 June 2026. The increase arises almost entirely on the acquisitions of 12 February 2026, contract liabilities of USD 7,519,363 having been assumed on acquisition as set out at Note 37. Other than the USD 3,359,135 received for the following contract year of multi-year annual maintenance contracts, the balance at 30 June 2026 is expected to be recognised as revenue within twelve months. The balance of USD 588,000 at 30 June 2025 comprised amounts received by Braiin LLC in the years ended 30 June 2024 and 2025. They were presented as unearned revenue at that date. During the year they were reclassified to borrowings and repaid.

	2026 USD	2025 USD
Balance at 1 July	588,000	468,000
Assumed on acquisition	7,519,363	–
Revenue recognised that was included in the balance at the beginning of the year	–	–
Reclassified to borrowings (Note 33)	(588,000)	–
Consideration received or receivable in advance of performance, net of revenue recognised on it in the year	2,827,734	120,000
Net exchange differences	(284,482)	–
Balance at 30 June	10,062,615	588,000

The transaction price allocated to the performance obligations of annual maintenance contracts that were unsatisfied, or partially unsatisfied, at 30 June 2026 was USD 8,725,566, being the amounts for the current, earlier and following contract years included in contract liabilities. Of that amount, USD 5,366,431 is expected to be recognised as revenue within twelve months of the reporting date and USD 3,359,135 thereafter. The Group applies the practical expedients in IFRS 15 paragraph 121 and does not disclose the transaction price allocated to the remaining performance obligations of contracts with an original expected duration of one year or less, or for which revenue is recognised in the amount to which the Group has a right to invoice.